PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET	NOTE 4 – PROPERTY AND EQUIPMENT, NET Property and equipment, net consists of the following at September 30, 2024 and December 31, 2023: September 30, 2024 December 31, 2023 Land $3,577,662 $3,551,020 Buildings and improvements 4,868,378 4,787,963 Leasehold improvements 3,667 3,639 Vehicles 285,609 285,388 Furniture, fixtures and equipment 3,014,683 2,707,442 Computers and software 203,215 168,173 11,953,214 11,503,625 Less: Accumulated depreciation and amortization (1,377,286) (1,048,126)Total $10,575,928 $10,455,499	NOTE 4 – PROPERTY AND EQUIPMENT, NET Property and equipment, net consists of the following at December 31, 2023 and 2022: 2023 2022 Land $3,551,020 $- Buildings and improvements 4,787,963 - Leasehold improvements 3,639 502,882 Vehicles 285,388 107,976 Furniture, fixtures and equipment 2,707,442 1,945,207 Computers and software 168,173 138,783 11,503,625 2,694,848 Less: Accumulated depreciation and amortization (1,048,126) (877,823)Total $10,455,499 $1,817,025